Commitments and Contingencies (Details Textual) - Zhong Chuan Rui You and Gansu Jinlun Culture Media Co., Ltd. [Member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Aug. 22, 2014 USD ($)	Aug. 22, 2014 CNY (¥)
Commitments and Contingencies (Textual)
Contract amount			$ 1,467,880	¥ 9,604,633
Settlement amount	$ 459,000	¥ 3,000,000